RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Sep. 16, 2025	Aug. 18, 2025	Jul. 11, 2025	Jul. 10, 2025	Dec. 13, 2024	May 22, 2024	Apr. 18, 2024	Mar. 29, 2024	Jan. 17, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025	May 31, 2025	Apr. 30, 2025	Apr. 28, 2025	Mar. 14, 2025	Dec. 24, 2024	Aug. 31, 2024	Jul. 25, 2024	May 17, 2024	Feb. 28, 2024	Nov. 06, 2023	Aug. 31, 2023	Jan. 17, 2023
Related Party Transaction [Line Items]
Debt instrument amotized discount											$ 156,399	$ 0	$ 280,457
Debt instrument amotized discount													9,543
Shares value										1,855,101			35,000
Amortization of debt discount premium										$ 450,366	$ 124,058	2,199,320	94,168
Repayments of related party debt													$ 1,000,000
Price per share																			$ 1.15
Warrant exercise price										$ 11.50		$ 11.50
Private Placement [Member]
Related Party Transaction [Line Items]
Class of warrant										7,500,000		7,500,000
Common Class A [Member]
Related Party Transaction [Line Items]
Share price								$ 0.025
Shares issued					2,334,092			1,400,000		2,433,564
Shares value								$ 35,000		$ 1,924,383
Consideration												$ 56,250
Purchase share												1
Price per share												$ 0.4601
Warrant exercise price										$ 18.00		18.00
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Price per warrant												$ 1.00
Class of warrant										8,700,000		8,700,000
Warrant exercise price										$ 1.00		$ 1.00
Proceeds from warrants										$ 8,700,000		$ 8,700,000
Private Placement Warrants [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Price per share													$ 11.50
Warrant exercise price										$ 11.50		$ 11.50
JanBella [Member]
Related Party Transaction [Line Items]
Conversion price		$ 1.10
Interest rate		8.00%
Maturity date		Feb. 01, 2026
Default penalities		$ 2,747,038
Interest expense on default penalities		$ 1,276,447
Alessi 2023 Irrevocable Trust [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 714,286			$ 2,142,857
Original interest discount	$ 214,286			$ 642,857
Conversion price	$ 5.00			$ 5.00
Amortization of debt discount premium										$ 252,300		$ 306,458
Interest rate	8.00%			8.00%
Maturity date	Sep. 15, 2026			Apr. 30, 2026
Related Party [Member]
Related Party Transaction [Line Items]
Accrued liabilities payable to related party										26,658		252,830
Outstanding amount										$ 5,429,670		$ 5,159,534	35,000
Jeffrey J Gary [Member]
Related Party Transaction [Line Items]
Consideration						$ 10,000	$ 25,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant										1,200,000		1,200,000
Promissory Note [Member] | Alessi 2023 Irrevocable Trust [Member]
Related Party Transaction [Line Items]
Amortization of debt discount premium										$ 52,838		$ 71,037
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Outstanding amount												35,000	35,000
Janbella Group LLC [Member]
Related Party Transaction [Line Items]
Unsecured debt															$ 300,000													$ 412,500
Aggregate principal amount															75,000
Original interest discount									$ 37,500						$ 37,500
Debt maturity date															Jan. 17, 2024
Interest rate									10.00%																			200.00%
Senior notes																											$ 453,750	$ 412,500
Share price								$ 0.025																				$ 0.50
Conversion price																												$ 1.00
Remaining original issue discount amount													1,747
Debt instrument amotized discount									$ 41,250
Debt instrument amotized discount														$ 39,329
Amortized discount													1,921	$ 1,921
Shares issued								1,400,000
Shares value								$ 35,000
Amortization of debt discount premium													35,000
Debt discount interest expense													35,000
Janbella Group LLC [Member] | Verbal Agreement [Member]
Related Party Transaction [Line Items]
Unsecured debt												2,747,308
Aggregate principal amount																	$ 400,000	$ 400,000			$ 100,000			$ 400,000	$ 100,000
Interest rate																				0.00%	0.00%			0.00%	0.00%
Unsecured debt										2,747,308		2,747,308	0
Accrued interest										137,352		82,411	0
Imputed interest discount to accumulated deficit													14,087			$ 14,087
Debt instrument discount													0
Additional amount												400,000								$ 400,000				$ 300,000
Repayments of related party debt			$ 400,000		$ 100,000
Janbella Group LLC [Member] | Senior Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																										$ 221,941	$ 300,000
Interest rate																										0.00%	12.00%
Debt instrument amotized discount													18,157
Unsecured debt												0	300,000
Interest rate																											0.00%
Imputed interest discount to accumulated deficit																						$ 27,273				$ 16,804
Debt instrument discount													0
Janbella Group LLC [Member] | Senior Secured Promissory Note [Member] | Verbal Agreement [Member]
Related Party Transaction [Line Items]
Unsecured debt												0	400,000
Janbella Group LLC [Member] | Secured Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured debt												0	453,750
Accrued interest												0	73,810
Janbella Group LLC [Member] | Senior Secured Promissory Note One [Member]
Related Party Transaction [Line Items]
Debt instrument amotized discount													13,713
Unsecured debt												0	221,941
Debt instrument discount													0
Alessi 2023 Irrevocable Trust [Member]
Related Party Transaction [Line Items]
Unsecured debt										2,142,857		2,142,857	0
Accrued interest										125,714		82,857	0
Alessi 2023 Irrevocable Trust [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured debt										714,286		714,286	0
Accrued interest										$ 31,111		$ 16,825	$ 0
Related Party [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount																							$ 35,000